Schedule of Share Based Compensation Options Awarded (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Weighted average of exercise price, outstanding as of beginning of year	$ 0.42	$ 0.4
Number of options, outstanding as of beginning of year	15,544,175	13,943,842
Weighted average of exercise price, granted		$ 0.58
Number of options, granted		2,467,000
Weighted average of exercise price, cancelled	$ 0.32	$ 0.32
Number of options, cancelled	(1,447,500)	(866,667)
Number of options, outstanding as of end of year	$ 0.42	$ 0.42
Number of options, outstanding as of end of year	14,096,675	15,544,175